Fair value measurements (Details) - USD ($)	Dec. 31, 2021	Jul. 01, 2021	Dec. 31, 2020
Liabilities [Abstract]
Earnout liability	$ 5,211,000	$ 18,300,000	$ 0
Warrant liability	$ 8,847,000		$ 0